Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of changes in assets and liabilities classified as Level 3

	Balance			Balance
	January 1,			September 30,
	2013	Purchases	Earnings[1]	2013

Derivatives embedded in assets on deposit	$ -	$ 1,793	$ 72	$ 1,865
Total assets	$ -	$ 1,793	$ 72	$ 1,865

Derivatives embedded in annuity contracts	$ -	$ 1,793	$ 72	$ 1,865
Total liabilities	$ -	$ 1,793	$ 72	$ 1,865